Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
13.	LONG-TERM DEBT

On August 29, 2018 and November 21, 2018, the Group entered into two loan agreements with a PRC bank to obtain mortgaged bank loans totaling to RMB260,000 for the purchase of Building A and Building D in Wuhan. The loans are secured by pledging Building A and Building D and are repaid in equal instalment every three months with maturity term in 8 years. The annual interest rate is 1.472% on top of base rate of one-year interest rate released by the People's Bank of China. The Group repaid RMB1,875, RMB32,500 and RMB32,500 for the principals of loans during the years ended December 31, 2018, 2019 and 2020, respectively.